Commitment and Contingencies (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Commitment and Contingencies
Loss contingencies	$ 0	$ 0
Royalty percentage	1.00%	1.00%
Number of years after first commercial sale	15 years	15 years